FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  December 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2002
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$109491

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000
)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ACENTURE, LTD.
COM
G1150G9EC
    450
25000
DEFINED 01
X


ALDERWOODS GROUP
COM
014383103
    474
100000
DEFINED 01
X


ALLIANCE SEMICON
COM
01877H100
    197
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2805
55000
DEFINED 01
X


ALLTEL
COM
020039103
  1887
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    379
25000
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
  1442
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    283
50000
DEFINED 01


X
AT&T
COM
001957505
    234
8954
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
   729
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2133
50000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2133
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  5821
245599
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1185
50000
DEFINED 01


X
CHINA YUCHAI
COM

  1143
250000
DEFINED 01
X


CANNONDALE
COM
137798104
    516
482700
DEFINED 01
X


CHUBB
COM
171232101
1827
35000
DEFINED 01
X


CIT GROUP
COM
125581108
  1000
51000
DEFINED 01
X


COMCAST
COM
200300200
  1003
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    678
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
    341
14484
DEFINED 01


X
COX COMMUNICAT
COM
224044107
  9277
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2097
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
12352
174066
DEFINED 01
X


EQUIFAX
COM
294429105
  2830
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1157
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1888
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    432
75000
DEFINED 01
X


FRESH DEL MONTE
COM

  4841
256000
DEFINED 01
X


FRESH DEL MONTE
COM

  1891
100000
DEFINED 01


X
GLACIER WATER
COM
376395109
  2456
169400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1068
200000
DEFINED 01
X


KROGER
COM
501044101
773
50000
DEFINED 01


X
NOVELL
COM
670006105
    268
80200
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
14186
581400
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
8824
905000
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
488
50000
DEFINED 01


X
PLAINS RESOURCES
COM
726540503
10724
905000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
    593
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
     90
200000
DEFINED 01
X


SOLUTIA
COM
834376105
    635
175000
DEFINED 01
X


SOLUTIA
COM
834376105
    363
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  3908
236700
DEFINED 01
X


SUPERVALU
COM
868536103
    826
50000
DEFINED 01


X
TENARIS
COM
88031M109
864
44964
DEFINED 01
X




TOTAL						109491